Note 14 - Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]

14. Net Loss Per Share

The weighted-average number of shares of common stock outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio of 3.3028 (“Exchange Ratio”) to give effect to the reverse recapitalization treatment of the Merger. Shares of common stock issued as a result of redeemable Series X preferred stock and the conversion of shares of preferred stock outstanding pre-Merger in connection with the Closing have been included in the basic net loss per share calculation on a prospective basis.

Diluted loss per share considers the impact of potentially dilutive securities. We identified financial instruments that qualify as potential common shares: (i) the share-based options awards described in Note 12 (Stock-based Compensation), (ii) the warrants described in Note 6 (Warrant Liabilities), and (iii) the earnout liabilities described in Note 7 (Earnout Liabilities). With the exception of the Columbia Warrant in 2022, each of these potential common shares are antidilutive for both periods since their conversion to common shares would decrease loss per share from continuing operations.

The Columbia Warrant was dilutive due to the change in fair value of financial instruments during the nine months ended September 30, 2022.

Basic and diluted net loss per share attributable to common stockholders is calculated as follows:

	Three Months Ended September		Nine Months Ended September
	2023	2022	2023	2022
Net loss attributable to common stockholders	$(17,619)	$(14,823)	$(47,470)	$(22,944)
Basic weighted-average common shares outstanding	89,739,310	89,002,430	89,476,065	81,221,550
Basic net loss per share for the period attributable to common stockholders	$(0.20)	$(0.17)	$(0.53)	$(0.28)

Effect of dilutive securities:
Net loss attributable to common stockholders	$(17,619)	$(14,823)	$(47,470)	$(22,944)
Adjustment to numerator - Change in fair value of Columbia Warrant liability	—	(18,635)	$—	$(18,635)
Dilutive numerator	$(17,619)	$(33,458)	$(47,470)	$(41,579)
Columbia Warrant	—	1,410,657	—	1,410,657
Diluted weighted-average common shares	89,739,310	90,413,087	89,476,065	82,632,207
Diluted net loss per share for the period attributable to common stockholders	$(0.20)	$(0.37)	$(0.53)	$(0.50)

[1] After applying the 3.3028 Exchange Ratio as described in Note 4 (Reverse Recapitalization).

14. Net Loss Per Share

The weighted-average number of shares of common stock outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio of 3.3028 (“Exchange Ratio”) to give effect to the reverse recapitalization treatment of the Merger. Shares of common stock issued as a result of redeemable Series X preferred stock and the conversion of shares of preferred stock outstanding pre-Merger in connection with the Closing have been included in the basic net loss per share calculation on a prospective basis.

Diluted loss per share considers the impact of potentially dilutive securities. We identified financial instruments that qualify as potential common shares: (i) the share-based options awards described in Note 12 (Stock-based Compensation), (ii) the warrants described in Note 6 (Warrant Liabilities), and (iii) the earnout liabilities described in Note 7 (Earnout Liabilities). With the exception of the Columbia Warrant, each of these potential common shares are antidilutive since their conversion to common shares would decrease loss per share from continuing operations.

The Columbia Warrant was dilutive due to the change in fair value of financial instruments during the years ended December 31, 2022 and 2021.

Basic and diluted net loss per share attributable to common stockholders is calculated as follows:

	Year Ended December 31,
	2022	2021	2020
Net loss attributable to common stockholders	$(36,641)	$(96,305)	$(21,529)
Basic weighted-average common shares outstanding (1)	83,188,276	16,655,634	16,029,826
Basic loss per share for the period attributable to common stockholders	$(0.44)	$(5.78)	$(1.34)
Effect of dilutive securities:
Adjustment to numerator - Change in fair value of Columbia Warrant liability	$(18,635)	$—	$—
Dilutive numerator	$(55,276)	$(96,305)	$(21,529)
Columbia Warrant	609,873	—	—
Diluted weighted-average common shares outstanding	83,798,149	16,655,634	16,029,826
Diluted loss per share for the period attributable to common stockholders	$(0.66)	$(5.78)	$(1.34)

[1] After applying the 3.3028 Exchange Ratio as described in Note 4 (Reverse Recapitalization).

Additionally, the following securities were not included in the computation of diluted shares outstanding because the effect would have been anti-dilutive:

	Year Ended December 31,
	2022	2021	2020
Warrants	49,184,868	15,931,360	—
Sponsor earnout shares	1,775,962	—	—
Stock options	6,067,313	6,864,563	4,694,314
Restricted stock units	1,459,280	—	—
Redeemable convertible preferred stock	—	6,645,215	8,740,398
Total	58,487,423	29,441,138	13,434,712